Loans Payable (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Loans Payable (Details) [Line Items]
Line of credit					$ 0	$ 0
Lines of credit maturity term					12 months
Line of credit facility, description					Availability under the two lines was $91,300 at December 31, 2020; however, due to COVID -19 uncertainty (see Note 2), the availability under both lines has been suspended in 2020.
Maturity date					2023
Outstanding balances					$ 77,040	103,800
Term loan, description					The loans have variable interest rates, with current rates at 6.0% and 7.76%, respectively. Current monthly payments under the loans are $1,691 and $1,008, respectively.
SBA made payments			$ 3,382	$ 0	$ 10,768
Principal amount					8,854
Interest expense on loans					$ 1,914
Subsidiaries, received aggregate	$ 398,545	$ 398,545
Note provide, description					the terms on the note provide for interest at 1% per year and the note mature in 24 months, with 18 monthly payments beginning after the initial 6 month deferral period for payments.
Loan forgiven					$ 373,795
Remaining balance of loan					24,750
Forgiveness of debt income			$ 24,925	$ 0	376,177
Accrued interest forgiven					2,382
SubsequentToTwoThousandTwentyMember
Loans Payable (Details) [Line Items]
Loan forgiven					$ 24,750